Related party transactions - Additional Information (Details) - USD ($) $ in Thousands										1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 06, 2020	Apr. 24, 2020	Apr. 08, 2020	Mar. 26, 2020	Jun. 04, 2019	May 28, 2019	Mar. 21, 2019	Sep. 14, 2018	Mar. 23, 2018	Aug. 31, 2020	Mar. 21, 2019	Aug. 31, 2014	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 29, 2018	Dec. 01, 2017	Jan. 03, 2017
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation																		$ 194
Repayment of Indemnifications Received From Hoegh Lng													$ 0	$ 64		$ 0	$ 64	64
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation																$ 0		$ 194
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted	15,378			8,100			10,917	28,018	14,584	15,378	10,917					9,723
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Insurance Recoveries															$ 60
Revolving credit facility
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000						$ 85,000							$ 85,000
Line of Credit Facility, Original Expiration Date												Jan. 01, 2020
Line of Credit Facility, Expiration Date						Jan. 01, 2023
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid																$ 14,200	$ 14,200
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation					11,180
Total Board of Directors' fees					$ 194
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Reduction of loan			$ 8,600
Amount drew		$ 4,500
Insurance Recoveries															$ 60
Business Acquisition, Percentage of Voting Interests Acquired																				49.00%	51.00%
Hoegh LNG [Member] | Revolving credit facility
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity													$ 85,000			$ 85,000
Interest rate basis spread																3.00%		1.40%
Hoegh LNG [Member] | Revolving Credit Facility Maturing at 2021 and Thereafter [Member]
Related Party Transaction [Line Items]
Interest rate basis spread																4.00%